COMMITMENTS AND CONTINGENCIES (Details Narrative)			3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 02, 2021 USD ($)	Sep. 25, 2019 USD ($) shares	Jun. 30, 2023 USD ($) a	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) a	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) a shares	Dec. 31, 2021 USD ($) a shares	May 31, 2021 a	Sep. 30, 2019 USD ($) a
Product Liability Contingency [Line Items]
Land in acres | a			20		20		20	20	1,100
Payments to acquire productive assets							$ 539,935	$ 522,050
Common stock issued for cash							15,000	65,000
Net budget			$ 1,556,000		1,556,000		1,556,000
Net budget inclusive of lots construction			995,747		995,747		816,047
Commitment amount			560,250		560,250		$ 740,000
Commitment to purchase of land							The land project consisting of 20 acres to be acquired from Baja Residents Club (a Company controlled by our CEO Roberto Valdes) and developed into Valle Divino resort in Ensenada, Baja California, the acquisition of title to the land for this project is subject to approval from the Mexican government in Baja, California
Contract liability			93,382		93,382		$ 85,407	126,663
Revenue from contract with customer	$ 496,800		$ 485,580	$ 16,973	726,512	$ 33,946		522,696
Financing Component Of Sale [Member]
Product Liability Contingency [Line Items]
Interest expense							0	6,660
Seller Carry Back [Member]
Product Liability Contingency [Line Items]
Interest expense							0	8,340
Lease [Member]
Product Liability Contingency [Line Items]
Revenue from contract with customer								25,899
Common Stock [Member]
Product Liability Contingency [Line Items]
Common stock issued for cash							$ 60	$ 140
Common stock issued for cash, shares | shares							60,000	140,000
Land Purchase Agreement [Member]
Product Liability Contingency [Line Items]
Purchase price of land		$ 1,000,000
Initial construction budget of land		150,000
Land Purchase Agreement [Member] | Promissory Note [Member]
Product Liability Contingency [Line Items]
Purchase price of land		150,000
Land Purchase Agreement [Member] | Preferred Stock [Member]
Product Liability Contingency [Line Items]
Common stock issued for cash		600,000
Preferred stock stated value		600,000
Land Purchase Agreement [Member] | Common Stock [Member]
Product Liability Contingency [Line Items]
Common stock issued for cash		$ 250,000
Common stock issued for cash, shares | shares		250,000
Contract For Deed Agreement [Member] | IntegraGreen [Member]
Product Liability Contingency [Line Items]
Land in acres | a										20
Purchase price of land										$ 630,000
Balance of balloon payment										63,000
Debt instrument principal amount										403,020
Contract liability										$ 63,000
Oasis Park Resort Construction Budget [Member]
Product Liability Contingency [Line Items]
Total budget					512,000		$ 512,000
Payment for budget					118,600		118,600
Commitment paid					$ 393,400		$ 393,400
Valle Divino [Member]
Product Liability Contingency [Line Items]
Land in acres | a			20		20		20
Payments to acquire productive assets					$ 457,275		$ 457,275
Valle Divino [Member] | Construction in Progress [Member]
Product Liability Contingency [Line Items]
Contract liability							$ 457,275
Valle Divino [Member] | Valdetierra S.A de C.V. [Member]
Product Liability Contingency [Line Items]
Ownership percentage								100.00%
Valle Divino [Member] | Valdetierra S.A de C.V. [Member] | Roberto Valdes [Member]
Product Liability Contingency [Line Items]
Ownership percentage							100.00%	100.00%